Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Preferred Stock - Class E [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Jun. 30, 2018	$ 965		$ 3,108,873	$ (2,807,568)	$ 302,270
Beginning Balance, shares at Jun. 30, 2018	9,655,813
Common stock issued as part of the private placement in September 2018			637,000		637,000
Common stock issued as part of the private placement in September 2018, shares	182,255
Common stock issued for warrants and convertible debt in January and February 2019	$ 39		962,344		962,383
Common stock issued for warrants and convertible debt in January and February 2019, shares	392,271
Non-cash consideration for net assets of Entertainment in February 2019	$ (4)		(92,696)		(92,700)
Sale of Entertainment net assets in February 2019			(1,511,844)		(1,511,844)
Common stock issued for services in March and May 2019	$ 17		348,075		348,075
Common stock issued for services in March and May 2019, shares	162,790
Common stock issued for cash less exercise of warrants in May 2019
Common stock issued for cash less exercise of warrants in May 2019, shares	381,944
Settlement of conversion features and warrants in April and May 2019			301,575		301,575
Common Stock issued under Stock Plan in May and June 2019	$ 51		1,015,749		1,015,800
Common Stock issued under Stock Plan in May and June 2019, shares	510,000
Common stock issued for services in June 2019	$ 4		90,655		90,659
Common stock issued for services in June 2019, shares	33,828
Consolidated net loss				(6,663,117)	(6,663,117)
Ending Balance at Jun. 30, 2019	$ 1,072		4,859,731	(9,470,685)	(4,609,882)
Ending Balance, shares at Jun. 30, 2019	11,318,901
Common stock issued for services in July 2019 through June 2020	$ 57		1,283,243		1,283,300
Common stock issued for services in July 2019 through June 2020, shares	555,000
Common stock issued in exchange for debt reduction in August 2019 through June 2020	$ 75		1,027,690		1,027,765
Common stock issued in exchange for debt reduction in August 2019 through June 2020, shares	745,261
Settlement of conversion features in August and September 2019 (Note 8)			149,374		149,374
Issuance of common stock to Warrant holders in September 2019 through April 2020
Issuance of common stock to Warrant holders in September 2019 through April 2020, shares	644,709
Common stock issued as compensation in September 2019 and January 2020	$ 4		44,507		44,511
Common stock issued as compensation in September 2019 and January 2020, shares	44,511
Common stock issued in acquisition of Ehlert Solutions, Inc. and Interlock Concepts, Inc. (Note 12)	$ 135		1,720,216		1,720,351
Common stock issued in acquisition of Ehlert Solutions, Inc. and Interlock Concepts, Inc. (Note 12), shares	1,350,000
Consolidated net loss				(2,017,347)	(2,017,347)
Ending Balance at Sep. 30, 2019	$ 1,343		9,084,761	(11,488,032)	(2,401,928)
Ending Balance, shares at Sep. 30, 2019	14,658,382
Beginning Balance at Jun. 30, 2019	$ 1,072		4,859,731	(9,470,685)	(4,609,882)
Beginning Balance, shares at Jun. 30, 2019	11,318,901
Common stock issued for services in July 2019 through June 2020	$ 764		2,020,150		2,020,914
Common stock issued for services in July 2019 through June 2020, shares	7,619,912
Common stock issued in exchange for debt reduction in August 2019 through June 2020	$ 57,501		6,158,275		6,215,776
Common stock issued in exchange for debt reduction in August 2019 through June 2020, shares	575,028,264
Settlement of conversion features in August and September 2019 (Note 8)			149,374		149,374
Issuance of common stock to Warrant holders in September 2019 through April 2020					637,000
Issuance of common stock to Warrant holders in September 2019 through April 2020, shares	32,052,654
Common stock issued as compensation in September 2019 and January 2020	$ 14		59,497		59,511
Common stock issued as compensation in September 2019 and January 2020, shares	144,511
Common stock issued in acquisition of Ehlert Solutions, Inc. and Interlock Concepts, Inc. (Note 12)	$ 135		1,720,216		1,720,351
Common stock issued in acquisition of Ehlert Solutions, Inc. and Interlock Concepts, Inc. (Note 12), shares	1,350,000
Settlement of conversion features in October 2019			3,000		3,000
Common stock issued for convertible notes in November 2019	$ 50		219,950		220,000
Common stock issued for convertible notes in November 2019, shares	500,000
Commitment shares issued in December 2019	$ 3		6,997		7,000
Commitment shares issued in December 2019, shares	25,000
Issuance of Preferred Stock - Class E (Note 8)		$ 50	499,950		500,000
Issuance of Preferred Stock - Class E (Note 8), shares		500,000
Consolidated net loss				(14,026,107)	(14,026,107)
Ending Balance at Jun. 30, 2020	$ 59,539	$ 50	15,697,140	(23,496,792)	(7,740,063)
Ending Balance, shares at Jun. 30, 2020	628,039,242	500,000
Common stock issued for services in July 2019 through June 2020	$ 10,375		2,752,625		2,763,000
Common stock issued for services in July 2019 through June 2020, shares	103,750,000
Common stock issued in exchange for debt reduction in August 2019 through June 2020	$ 96,847		7,877,359		7,974,206
Common stock issued in exchange for debt reduction in August 2019 through June 2020, shares	968,475,442
Issuance of common stock to Warrant holders in September 2019 through April 2020
Issuance of common stock to Warrant holders in September 2019 through April 2020, shares	249,792,217
Commitment shares issued in December 2019	$ 250		54,750		55,000
Commitment shares issued in December 2019, shares	2,500,000
Common stock issued under Put Purchase Agreement	$ 24,200		3,927,000		3,951,900
Common stock issued under Put Purchase Agreement, shares	242,000,000
Consolidated net loss				(13,134,778)	(13,134,778)
Dividends
Ending Balance at Sep. 30, 2020	$ 191,211	$ 50	$ 30,309,574	$ (36,631,570)	$ (6,130,735)
Ending Balance, shares at Sep. 30, 2020	2,194,556,901	500,000